OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Before Tax Amount
Other Comprehensive Income (Loss)	$ 894	$ (1,056)	$ (1,055)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	(252)	138	3
Net of Tax Amount
Other comprehensive income/(loss) (Note 24)	642	(918)	(1,052)
Foreign currency translation gains and losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(100)	(647)	(914)
Reclassification from accumulated other comprehensive Income (loss)			(13)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(8)	38	(30)
Reclassification from AOCI			0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(108)	(609)	(944)
Reclassification from accumulated other comprehensive income (loss)			(13)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(3)	48	46
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	1	(12)	(11)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(2)	36	35
Change in fair value and reclassification of gains and losses of cash flow hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(13)	(771)	(78)
Reclassification from accumulated other comprehensive Income (loss)	68	649	19
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	3	188	16
Reclassification from AOCI	(13)	(160)	(5)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(10)	(583)	(62)
Reclassification from accumulated other comprehensive income (loss)	55	489	14
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	208	15	(15)
Reclassification from accumulated other comprehensive Income (loss)	20	23	14
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(50)	(3)	5
Reclassification from AOCI	(6)	(6)	(4)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	158	12	(10)
Reclassification from accumulated other comprehensive income (loss)	14	17	10
Other comprehensive income on equity investments
Before Tax Amount
Other Comprehensive Income (Loss)	714	(373)	(114)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	(179)	93	32
Net of Tax Amount
Other comprehensive income/(loss) (Note 24)	$ 535	$ (280)	$ (82)